Debt	12 Months Ended
Dec. 31, 2021
Borrowings, by type [abstract]
Debt
17. Debt

	December 31, 2021	December 31, 2020
Senior notes due 2029, net of unamortized transaction fees of $6,783 and initial redemption option of $4,652 (Note 17 (a))	$497,868	$—
Senior secured notes due June 2024, net of unamortized discount and transaction fees of $8,680 and initial redemption option of $1,373 (Note 17 (c))	—	226,647
Term loan, net of unamortized transaction costs of $1,491 (Note 17 (b))	—	131,842
Revolving credit facility (Note 17 (b))	—	150,000
Redemption option derivative asset (Note 17 (a),(c))	(8,105)	(7,357)
	$489,763	$501,132
Less: Current portion	—	66,667
Long-term portion	$489,763	$434,465

	2021			2020
	Senior notes due 2029	Senior notes due 2024 and term loan	Revolving credit facility	Senior notes due 2024 and term loan	Revolving credit facility

Balance beginning of year	$—	$351,132	$150,000	$479,732	$—

Financing cash flows related to debt:
Redemption of Senior notes due 2024	—	(233,953)	—	(66,047)	—
Repayment of term loan	—	(133,333)	—	(66,667)	—
Proceeds from (repayment of) revolving credit facility	—	—	(150,000)	—	150,000
Proceeds from Senior secured notes due 2029, net of discount	500,000	—	—	—	—
Proceeds from term loan	—	—	—	—	—
Loan financing costs	(7,009)	—	—	—	—
Total financing cash flows related to debt	$492,991	$(367,286)	$(150,000)	$(132,714)	$150,000

	$492,991	$(16,154)	$—	$347,018	$150,000

Non-cash changes recorded in debt:
Amortization of discount and transaction costs of Senior secured notes due 2024 due to early redemption	$—	$7,969	$—	$2,286	$—
Amortization of financing fees and discount relating to Senior secured notes due 2024 and term loan	—	2,201	—	3,588	—
Change in fair value of redemption option derivative asset relating to Senior secured notes due 2024	—	5,984	—	(1,760)	—
Amortization of financing fees and prepayment option relating to Senior notes due 2029	71	—	—	—	—
Change in fair value of redemption option derivative asset relating to Senior notes due 2029	(3,299)	—	—	—	—

Balance end of year	$489,763	$—	$—	$351,132	$150,000
17. Debt (continued)
(a) Senior Notes due 2029
On August 26, 2021, the Company completed an offering of $500 million senior unsecured notes with a coupon rate of 6.25% due September 1, 2029 (the "senior notes”). The senior notes pay interest semi-annually on March 1 and September 1, beginning on March 1, 2022. The Company received $496,250 from the offering, which is net of commission payment and certain transaction costs paid to or on behalf of the lenders totaling $3,750 The debt is also presented net of transaction costs of $3,259 incurred directly by the Company in conjunction with the offering. The commission payment and transaction costs will be amortized over the term of the senior notes and included as finance costs. Net proceeds from the senior notes were used in part to redeem the Company's outstanding 9.5% senior secured second lien notes that were due 2024 (“the senior secured notes”) and to repay all outstanding amounts under the Company's senior secured term loan and revolving credit facility.
The senior notes are guaranteed by Eldorado Gold (Netherlands) B.V., SG Resources B.V., Tüprag Metal, and Eldorado Gold (Quebec) Inc., all wholly-owned subsidiaries of the Company.
The senior notes are redeemable by the Company in whole or in part, for cash:
i.At any time prior to September 1, 2024 at a redemption price equal to 100% of the aggregate principal amount of the senior notes, accrued and unpaid interest and a premium at the greater of 1% of the principal value of the notes to be redeemed, or the present value of remaining interest to September 1, 2024 discounted at the treasury yield plus 50 basis points.
ii.At any time prior to September 1, 2024, up to 40% of the original aggregate principal amount of the senior notes with the net cash proceeds of one or more equity offerings at a redemption price equal to 106.25% of the aggregate principal amount of the senior notes redeemed, plus accrued and unpaid interest.
iii.On and after the dates provided below, at the redemption prices, expressed as a percentage of principal amount of the notes to be redeemed, set forth below, plus accrued and unpaid interest on the senior notes:
September 1, 2024     103.125%
September 1, 2025     101.563%
September 1, 2026 and thereafter     100.000%
The redemption features described above constitute an embedded derivative which was separately recognized at its fair value of $4,806 on initial recognition of the senior notes and recorded in other assets. The embedded derivative is classified as fair value through profit and loss. The increase in fair value in the year ended December 31, 2021 is $3,299, which is recognized in finance costs.
During the year ended December 31, 2021, the Company paid $971 (2020 - $1,344) to Tüprag, a subsidiary, relating to guarantee fees.
The senior notes contain covenants that restrict, among other things, distributions in certain circumstances and sales of certain material assets, in each case, subject to certain conditions. The Company is in compliance with these covenants at December 31, 2021.
The fair market value of the senior notes as at December 31, 2021 is $508,405.
(b) Senior Secured Credit Facility
In May 2019, the Company executed a $450 million amended and restated senior secured credit facility (the "third amended and restated credit agreement" or "TARCA") which consisted of the following:
(i)A $200 million non-revolving term loan ("term loan") with six equal semi-annual payments commencing June 30, 2020.
(ii)A $250 million revolving credit facility with a maturity date of June 5, 2023.
17. Debt (continued)
On March 30, 2020, the Company drew $150,000 under the revolving credit facility as a proactive measure in light of the uncertainty surrounding the novel coronavirus ("COVID-19") pandemic. The Company repaid $50,000 of the revolving credit facility draw in June 2021 and repaid the remaining $100,000 in August 2021, using a portion of the proceeds from the offering of the senior notes. The revolving credit facility bore interest at LIBOR plus a margin of 2.25% – 3.25%, dependent on a net leverage ratio pricing grid.
As at December 31, 2021, the Company has outstanding non-financial (Greece) and financial (Canada) letters of credit of EUR 58,216 and CDN $426, totaling $66,417 (December 31, 2020 - EUR 57,600 and CDN $400, totaling $70,800). The non-financial letters of credit were issued to secure certain obligations in connection with the Company's operations. In February 2021, the TARCA was amended such that the non-financial letters of credit no longer reduced credit availability under the revolving credit facility, thereby increasing the availability under the facility. An early repayment of $11,100 of principal as part of the scheduled semi-annual payment on the term loan was made in February 2021 in conjunction with this amendment, and in June 2021, the Company completed the remaining scheduled $22,233 semi-annual payment on the term loan.
On October 15, 2021, the Company replaced the TARCA and executed a $250 million amended and restated fourth senior secured credit facility (“the fourth amended and restated credit agreement” or “Fourth ARCA”) with an option to increase the available credit by $100 million through an accordion feature, and with a maturity date of October 15, 2025.
The Fourth ARCA contains covenants that restrict, among other things, the ability of the Company to incur additional unsecured indebtedness except in compliance with certain conditions, incur certain lease obligations, make distributions in certain circumstances, or sell material assets. Significant financial covenants include a minimum Earnings before Interest, Taxes, Depreciation and Amortization (“EBITDA”) to interest ratio and a maximum debt net of unrestricted cash ("net debt") to EBITDA ratio ("net leverage ratio"). The Company is in compliance with its covenants as at December 31, 2021.
The Fourth ARCA is secured on a first lien basis by a general security agreement from the Company, including the real property of the Company and Eldorado Gold (Quebec) Inc. in Canada, as well as the shares of each of SG Resources B.V., Tüprag Metal, Eldorado Gold (Netherlands) BV and Eldorado Gold (Quebec) Inc., all wholly owned subsidiaries of the Company.
Under the Fourth ARCA, the revolving credit facility bears interest at LIBOR plus a margin of 2.125% – 3.25% for amounts drawn, the undrawn portion of the facility incurs standby fees of 0.47813% - 0.73125%, and letters of credit not secured under the revolving credit facility bear interest at 0.90% - 1.33%. In each case, interest or fees are dependent on a net leverage ratio pricing grid. The Fourth ARCA includes terms to replace LIBOR with a benchmark rate based on the secured overnight financing rate ("SOFR") upon the discontinuance of interbank offered rates.
As at December 31, 2021, the Company's current interest charges and fees are as follows: LIBOR plus margin of 2.125% on any amounts drawn from the revolving credit facility, 2.125% on the financial letters of credit secured by the revolving credit facility, 1.03% on the non-financial letters of credit and standby fees of 0.47813% on the available and undrawn portion of the revolving credit facility.
(c) Senior Secured Second Lien Notes due 2024
Following partial redemptions of the senior secured notes in 2020, the remaining $233,953 principal was redeemed in whole for cash by the Company on September 9, 2021 using proceeds from the senior notes. $21,400 of redemption premium and $6,050 of accrued interest were paid upon redemption and $6,976 of unamortized original discount and deferred financing costs relating to the senior secured notes were expensed as finance costs upon redemption. An embedded derivative asset of $500 relating to redemption options in the senior secured notes was also written-off to finance costs upon redemption.